Statement of Changes in Stockholders' Equity - USD ($)		Total	Class B [Member]	Common Stock [Member] Class B [Member]	Additional Paid in Capital	Accumulated Deficit
Beginning balance at Jan. 13, 2021		$ 0		$ 0	$ 0	$ 0
Beginning balance, Shares at Jan. 13, 2021				0
Issuance of Class B common stock to Sponsor	[1]	25,000		$ 647	24,353	0
Issuance of Class B common stock to Sponsor, Shares	[1]			6,468,750
Net loss		(604)		$ 0	0	(604)
Ending balance at Jan. 22, 2021		24,396		$ 647	24,353	(604)
Ending balance, Shares at Jan. 22, 2021				6,468,750
Beginning balance at Jan. 13, 2021		0		$ 0	0	0
Beginning balance, Shares at Jan. 13, 2021				0
Issuance of Class B common stock to Sponsor	[2]	25,000		$ 647	24,353	0
Issuance of Class B common stock to Sponsor, Shares				6,468,750
Accretion for Class A common shares to redemption amount		(24,126,952)			(24,353)	(24,102,599)
Forfeiture of Founder Shares		(13)		$ (13)	0	0
Forfeiture of Founder Shares, Shares				(124,600)
Net loss		(1,650,406)		$ 0	0	(1,650,406)
Ending balance at Mar. 31, 2021		(25,752,371)		$ 634	0	(25,753,005)
Ending balance, Shares at Mar. 31, 2021				6,344,150
Beginning balance at Jan. 13, 2021		0		$ 0	0	0
Beginning balance, Shares at Jan. 13, 2021				0
Accretion for Class A common shares to redemption amount		24,126,965
Net loss		(7,805,910)	$ (1,815,599)
Ending balance at Sep. 30, 2021		(31,907,875)		$ 634	0	(31,908,509)
Ending balance, Shares at Sep. 30, 2021				6,344,150
Beginning balance at Mar. 31, 2021		(25,752,371)		$ 634	0	(25,753,005)
Beginning balance, Shares at Mar. 31, 2021				6,344,150
Net loss		(3,478,664)		$ 0	0	(3,478,664)
Ending balance at Jun. 30, 2021		(29,231,035)		$ 634	0	(29,231,669)
Ending balance, Shares at Jun. 30, 2021				6,344,150
Net loss		(2,676,840)	$ (535,368)	$ 0	0	(2,676,840)
Ending balance at Sep. 30, 2021		$ (31,907,875)		$ 634	$ 0	$ (31,908,509)
Ending balance, Shares at Sep. 30, 2021				6,344,150

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021.